Description of Business and Summary of Significant Accounting Policies - Biometric Innovations Limited (Details)	Jun. 11, 2020
Biometric Innovations Limited
Description of Business and Summary of Significant Accounting Policies
Percentage of ownership interest acquired	100.00%